COMMON SHARES	12 Months Ended
Dec. 31, 2023
Common Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
COMMON SHARES	COMMON SHARES

	Number of Shares	Amount
	(thousands)	(millions of Canadian $)

Outstanding at January 1, 2021	940,064	24,488
Acquisition of TC PipeLines, LP, net of transaction costs (Note 24)	37,955	2,063
Exercise of options	2,797	165
Outstanding at December 31, 2021	980,816	26,716
Issued under public offering[1]	28,400	1,754
Dividend reinvestment and share purchase plan	5,916	342
Exercise of options	2,830	183
Outstanding at December 31, 2022	1,017,962	28,995
Dividend reinvestment and share purchase plan	19,464	1,003
Exercise of options	62	4
Outstanding at December 31, 2023	1,037,488	30,002
1Net of underwriting commissions and deferred income taxes.
Common Shares Issued and Outstanding
The Company is authorized to issue an unlimited number of common shares without par value.
Common Shares Issued Under Public Offering
On August 10, 2022, TC Energy issued 28,400,000 common shares at a price of $63.50 each for total gross proceeds of approximately $1.8 billion.
Dividend Reinvestment and Share Purchase Plan
Under the Company's Dividend Reinvestment and Share Purchase Plan (DRP), eligible holders of common and preferred shares of TC Energy can reinvest their dividends and make optional cash payments to obtain additional TC Energy common shares. From August 31, 2022 to July 31, 2023, common shares were issued from treasury at a discount of two per cent to market prices over a specified period.
For the periods between January 1, 2021 and August 31, 2022 and after July 31, 2023, common shares purchased with reinvested cash dividends under TC Energy's DRP are acquired on the open market at 100 per cent of the weighted average purchase price.
Acquisition of TC PipeLines, LP
On March 3, 2021, TC Energy issued 37,955,093 common shares to acquire all the outstanding publicly-held common units of
TC PipeLines, LP. Refer to Note 24, Non-controlling interests, for additional information.
Basic and Diluted Net Income (Loss) per Common Share
Net income (loss) per common share is calculated by dividing Net income (loss) attributable to common shares by the weighted average number of common shares outstanding. The weighted average number of shares for the diluted earnings per share calculation includes options exercisable under TC Energy's Stock Option Plan and, from August 31, 2022 to July 31, 2023, common shares issuable from treasury under the DRP.

Weighted Average Common Shares Outstanding
(millions)	2023	2022	2021

Basic	1,030	995	973
Diluted	1,030	996	974
Stock Options

	Number of Options	Weighted Average Exercise Prices	Weighted Average Remaining Contractual Life
	(thousands)		(years)

Options outstanding at January 1, 2023	6,109	$63.86
Options granted	1,933	$56.66
Options exercised	(62)	$48.44
Options forfeited/expired	(544)	$60.60
Options Outstanding at December 31, 2023	7,436	$62.36	4.1
Options Exercisable at December 31, 2023	4,375	$64.47	3.0
At December 31, 2023, an additional 2,267,871 common shares were reserved for future issuance from treasury under TC Energy's Stock Option Plan. The contractual life of options granted is seven years. Options may be exercised at a price determined at the time the option is awarded and vest equally on the anniversary date in each of the three years following the award. Forfeiture of stock options results from their expiration and, if not previously vested, upon resignation or termination of the option holder's employment.
The Company used a binomial model for determining the fair value of options granted and applied the following weighted average assumptions:

year ended December 31	2023	2022	2021

Weighted average fair value	$7.88	$8.24	$7.39
Expected life (years)[1]	5.1	5.4	5.4
Interest rate	2.9%	1.6%	0.5%
Volatility[2]	24%	22%	25%
Dividend yield	6.3%	5.5%	6.0%
1Expected life is based on historical exercise activity.
2Volatility is derived based on the average of both the historical and implied volatility of the Company's common shares.
The amount expensed for stock options, with a corresponding increase in Additional paid-in capital, was $9 million in 2023 (2022 – $10 million; 2021 – $12 million). At December 31, 2023, unrecognized compensation costs related to non-vested stock options were $12 million. The cost is expected to be fully recognized over a weighted average period of two years.
The following table summarizes additional stock option information:

year ended December 31	2023	2022	2021
(millions of Canadian $, unless otherwise noted)

Total intrinsic value of options exercised	—	33	28
Total fair value of options that have vested	76	89	110
Total options vested	1.5 million	1.6 million	1.9 million
As at December 31, 2023, the aggregate intrinsic values of the total options exercisable and the total options outstanding were nil.
Shareholder Rights Plan
TC Energy's Shareholder Rights Plan is designed to provide the Board of Directors (Board) with sufficient time to explore and develop alternatives for maximizing shareholder value in the event of a takeover offer for the Company and to encourage the fair treatment of shareholders in connection with any such offer. Attached to each common share is one right that, under certain circumstances, entitles certain holders to purchase an additional common share of the Company.